ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

4.                                      ACCOUNTS RECEIVABLE

	December 31,
	2011	2012
Accounts receivables	$70,711,270	$46,158,050
Less: Allowance for doubtful accounts	(4,427,016)	(9,414,581)
	$66,284,254	$36,743,469

Movements in allowance for doubtful accounts

	December 31,
	2011	2012
Balance at beginning of the year	$1,241,874	$4,427,016
Foreign exchange adjustment	117,793	35,972
Current year additions	3,067,349	4,951,593
	$4,427,016	$9,414,581

As at December 31, 2011 and 2012, the Group had billed account receivables of $39,777,899 and $34,822,040 and unbilled account receivables of $30,933,371 and $11,336,010, respectively.  Unbilled account receivables represent amounts earned under advertising contracts in progress but not billable at December 31, 2011 and 2012.  These amounts become billable according to contract term.  The Group anticipates that substantially all of such unbilled amounts will be billed and collected within twelve months of the balance sheet date.